Summarized Financial Information for Linn Energy, LLC (Details) - Linn Energy, LLC - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Summarized Linn Energy, LLC Statements of Operations Information
Revenues and other	$ 2,883,334	$ 4,983,303	$ 2,331,655
Expenses	(7,805,186)	(4,826,624)	(2,590,273)
Other income and (expenses)	155,580	(604,051)	(434,918)
Income tax (expense) benefit	6,461	(4,437)	2,199
Net loss	(4,759,811)	(451,809)	$ (691,337)
Summarized Linn Energy, LLC Balance Sheets Information
Current assets	1,558,875	1,706,590
Noncurrent assets	8,418,071	14,716,919
Total assets	9,976,946	16,423,509
Current liabilities	4,293,716	982,545
Noncurrent liabilities	5,952,131	10,897,359
Unitholders’ capital (deficit)	$ (268,901)	$ 4,543,605